Nationwide Life Insurance Company:
•  Nationwide Variable Account - II
•  Nationwide Variable Account - 9
•  Nationwide Variable Account - 13
•  Nationwide VLI Separate Account - 2
•  Nationwide VLI Separate Account - 4
•  Nationwide VLI Separate Account - 7

Nationwide Life and Annuity Insurance Company:
•  Nationwide VA Separate Account - B
•  Nationwide VL Separate Account - C
•  Nationwide VL Separate Account - G

Nationwide Life Insurance Company of America:
•  Nationwide Provident VLI Separate Account 1

Nationwide Life and Annuity Company of America:
•  Nationwide Provident VLI Separate Account A

Prospectus supplement dated May 8, 2008 to
Prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying mutual fund as an investment option under your contract. Effective immediately, this underlying mutual fund will undergo a name change.

CURRENT NAME	NEW NAME
Neuberger Berman Advisers Management Trust – AMT Fasciano Portfolio: S Class	Neuberger Berman Advisers Management Trust – AMT Small Cap Growth Portfolio: S Class